Non-controlling interests (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2023
Non-controlling interests [abstract]
Acquisition Percentage			34.66%
Ownership interest	19.84%	19.84%